Schedule of derivative financial liabilities (Details) - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Sep. 30, 2025
Notes and other explanatory information [abstract]
JGB warrant liabilities	$ 11,401,912	$ 5,115,442
Other warrant liabilities	1,061,078	97,522
FAR conversion option	2,949,923	255,671
Other conversion-option liabilities	139,865	45,495
Derivative liabilities	$ 15,552,778	$ 5,514,130